Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

May 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Cap Fund, Inc. (the “Company”)
- AB FlexFeeTM Large Cap Growth Portfolio
- AB FlexFeeTM US Thematic Portfolio
(File No. 2-29901)

Ladies and Gentlemen:

On behalf of AB FlexFee Large Cap Growth Portfolio and AB FlexFee US Thematic Portfolio (the “Funds”), which are each a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”). In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed pursuant to Rule 497(c) under the Securities Act do not differ from those included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on April 30, 2021.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely
/s/ Jessica D. Cohn
Jessica D. Cohn